Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Feb. 20, 2015	Jun. 30, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	SENSIENT TECHNOLOGIES CORP
Entity Central Index Key	0000310142
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 2,635,674,530
Entity Common Stock, Shares Outstanding		47,521,901
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2014